UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-06400
The Advisors’ Inner Circle Fund
(Exact name of Registrant as specified in charter)

101 Federal Street
Boston, MA 02110
(Address of principal executive offices) (Zip code)
SEI Corporation
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)
Registrant’s telephone number, including area code: (877) 446-3863
Date of fiscal year end: October 31, 2011
Date of reporting period: April 30, 2011

Item 1. Reports to Stockholders.
The Advisors’ Inner Circle Fund
The McKee International Equity Portfolio

Semi-Annual Report	April 30, 2011

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2011
TABLE OF CONTENTS

Shareholders’ Letter	1

Schedule of Investments	3

Statement of Assets and Liabilities	7

Statement of Operations	8

Statement of Changes in Net Assets	9

Financial Highlights	10

Notes to Financial Statements	11

Disclosure of Portfolio Expenses	23

Approval of Investment Advisory Agreement	25
The Portfolio files its complete schedule of investments of Portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Portfolio’s Form N-Q will be available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-625-3346; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2011
Dear Shareholders:
Economic and Market Outlook
The global economy continues to expand led by the developing countries. The developed world is growing at a more measured pace with the exception of Japan where industrial production is contracting due to the Great Tohoku Earthquake. Rising prices for energy, food, and industrial commodities are pushing inflation above central banks’ target ranges with the greatest increases occurring in the developing economies. Central banks throughout the world are tightening monetary policy in response. The debt crisis in Southern Europe is showing no signs of improvement as Ireland and Portugal have needed rescue packages while a Greek sovereign default is becoming more probable. Corporate earnings are growing briskly as strong revenue growth is combined with aggressive cost containment. Equity prices have advanced along with earnings, but valuations remain at reasonable levels. U.S. investors in foreign equities have also benefited from a 10% decline in the trade-weighted value of the dollar during the period.
Performance
For the six months ending April 30, 2011, the Portfolio’s return of 11.93% was 78 basis points less than the 12.71% return for the benchmark Morgan Stanley MSCI EAFE Index (“EAFE Index”). Overweighting the energy sector and good stock selection in energy and utilities were the major positive influences on performance while poor stock selection in the materials sector was the largest negative factor.
Portfolio Structure
On April 30, 2011, the Portfolio was invested in 19 countries. The Portfolio is overweight in the Euro Zone and Japan but underweight in the United Kingdom, Australia, the Nordic countries, and Switzerland. Emerging markets and Canada, which are not included in the EAFE Index, accounted for 4% and 2% of the Portfolio respectively. The Portfolio is overweight in industrials, health care, energy, and information technology. Financials, consumer staples, materials and utilities are underweighted. On April 30, 2011 the Portfolio was invested in 55 companies.
Outlook
Global economic growth is likely to continue despite recent external shocks. The Great Tohoku Earthquake and subsequent electric power shortages will depress Japanese growth for at least several quarters and damaged supply lines may affect global production of electronics and automobiles in the near term. Political unrest in the Middle East, especially the Libyan uprising, is causing a steep increase in

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2011
oil prices as risk premiums widen. Higher gasoline prices could cause a meaningful reduction in other U.S. consumer spending. Rising commodity prices are likely to necessitate further central bank tightening. While corporate profits are growing and productivity is strong, higher commodity prices may begin to pressure profit margins. Global equity prices have continued to advance despite increased risk factors. Valuation levels remain reasonable and further appreciation is possible if the global economic expansion can be sustained.
Yours truly,

Eugene M. Natali
C.S. McKee Chief Executive Officer
This material represents the manager’s assessment of the Portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.
The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 1-866-625-3346.
Definition of the Comparative Index
Morgan Stanley MSCI EAFE Index is an unmanaged index comprised of over 1,100 securities listed on the stock exchanges of countries in Europe, Australia and the Far East.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2011 (Unaudited)
SECTOR WEIGHTINGS†:
SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.7%

	Shares	Value
AUSTRALIA — 5.2%
Australia & New Zealand Banking Group	190,000	$5,038,083
CSL	120,000	4,510,933
Newcrest Mining	106,709	4,840,430

		14,389,446

BRAZIL — 1.2%
Vale ADR, Cl B	100,000	3,340,000

CANADA — 2.1%
Talisman Energy	240,000	5,779,628

FRANCE — 6.4%
AXA (A)	220,000	4,944,810
BNP Paribas	55,000	4,359,756
Capgemini	75,000	4,552,586
Vivendi	125,000	3,928,736

		17,785,888

GERMANY — 10.3%
Allianz (A)	40,000	6,308,231
Bayer (A)	60,000	5,283,069
Bayerische Motoren Werke	69,700	6,583,881
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2011 (Unaudited)
COMMON STOCK — continued

	Shares	Value
GERMANY — (continued)
MAN	40,000	$5,583,645
Stada Arzneimittel	110,000	4,875,452

		28,634,278

GREECE — 1.5%
Coca-Cola Hellenic Bottling	150,000	4,152,573

HONG KONG — 1.1%
New World Development	1,700,000	2,980,844

ISRAEL — 1.6%
Teva Pharmaceutical Industries ADR	100,000	4,573,000

ITALY — 4.5%
Finmeccanica	300,000	4,059,106
Tenaris	190,000	4,800,457
UniCredit	1,400,000	3,609,875

		12,469,438

JAPAN — 20.8%
Canon	115,000	5,413,975
East Japan Railway	75,000	4,167,255
Fanuc	40,000	6,693,915
KDDI	900	6,006,619
Komatsu	240,000	8,459,648
Kubota	420,000	4,025,786
Kuraray	225,000	3,276,678
Mitsubishi UFJ Financial Group	900,000	4,318,299
Nintendo	16,000	3,784,660
Nissan Chemical Industries	370,000	3,837,997
Seven & I Holdings	190,000	4,780,087
Shionogi	175,000	2,836,082

		57,601,001

NETHERLANDS — 1.2%
TNT	135,000	3,329,736

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2011 (Unaudited)
COMMON STOCK — continued

	Shares	Value
NORWAY — 2.0%
Statoil ADR (A)	185,000	$5,422,350

PORTUGAL — 1.3%
Portugal Telecom	300,000	3,668,328

SINGAPORE — 1.8%
DBS Group Holdings	400,000	4,902,434

SPAIN — 8.0%
Banco Santander (A)	425,000	5,436,398
Inditex	80,000	7,185,330
Red Electrica	70,000	4,473,919
Telefonica	195,000	5,250,801

		22,346,448

SWEDEN — 1.2%
Nordea Bank	300,000	3,431,828

SWITZERLAND — 6.3%
ABB*	210,000	5,774,426
Credit Suisse Group	110,000	4,979,101
Novartis	115,000	6,799,758

		17,553,285

TAIWAN — 2.6%
Hon Hai Precision Industry	925,000	3,504,461
Taiwan Semiconductor Manufacturing ADR	275,000	3,712,500

		7,216,961

UNITED KINGDOM — 17.6%
Anglo American	110,000	5,757,795
BG Group	210,000	5,400,054
Centrica	1,000,000	5,362,681
Diageo	230,000	4,672,226
Royal Dutch Shell, Cl B	86,199	3,348,720
Royal Dutch Shell ADR, Cl B (A)	50,000	3,918,000
SABMiller	145,000	5,409,104
Standard Chartered	157,500	4,370,920
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2011 (Unaudited)
COMMON STOCK — continued

	Shares/Face
	Amount	Value
UNITED KINGDOM — (continued)
WPP	475,000	$6,212,811
Xstrata	170,000	4,354,077

		48,806,388

TOTAL COMMON STOCK (Cost $191,396,171)		268,383,854

SHORT TERM INVESTMENTS (B)(C) — 9.8%

Dreyfus Institutional Cash Advantage Fund, 0.137%	5,000,000	5,000,000
Federated Prime Obligations Fund, 0.128%	6,500,000	6,500,000
FFI Select Institutional Fund, 0.120%	3,264,354	3,264,354
Fidelity Institutional Prime Money Market Portfolio, 0.185%	12,500,000	12,500,000

TOTAL SHORT TERM INVESTMENTS (Cost $27,264,354)		27,264,354

REPURCHASE AGREEMENT — 2.9%

HSBC
0.030%, dated 04/29/11, to be repurchased on 05/02/11, repurchase price $8,067,716 (collateralized by various International Bank for Reconstruction and Development bonds, ranging in par value from $2,000-$3,490,000, 0.000%-5.000%, 08/15/11 to 04/01/16, total market value $8,234,470) (Cost $8,067,696)	$8,067,696	8,067,696

TOTAL INVESTMENTS — 109.4% (Cost $226,728,221)		$303,715,904

Percentages are based on Net Assets of $277,516,954.

*	Non-income producing security.

(A)	This security or a partial position of this security is on loan at April 30, 2011. The total value of securities on loan at April 30, 2011 was $26,065,423.

(B)	Rate shown is the 7-day effective yield as of April 30, 2011.

(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2011 was $27,264,354.

ADR — American Depositary Receipt

Cl — Class
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2011 (Unaudited)
STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value † (Cost $226,728,221)	$303,715,904
Foreign Currency, at Value (Cost $52,766)	57,557
Dividend and Interest Receivable	1,081,400
Reclaim Receivable	139,031
Receivable for Capital Shares Sold	23,604
Prepaid Expenses	12,667

Total Assets	305,030,163

Liabilities:
Collateral Held for Securities on Loan	27,264,354
Payable due to Investment Adviser	153,272
Payable due to Administrator	26,006
Chief Compliance Officer Fees Payable	3,272
Payable for Capital Shares Redeemed	3,065
Payable due to Trustees	2,149
Other Accrued Expenses and Other Payables	61,091

Total Liabilities	27,513,209

Net Assets	$277,516,954

NET ASSETS CONSIST OF:

Paid-in-Capital	$207,100,990
Undistributed Net Investment Income	986,780
Accumulated Net Realized Loss on Investments, Written Options, Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(7,492,166)
Net Unrealized Appreciation on Investments	76,987,683
Net Unrealized Depreciation on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(66,333)

Net Assets	$277,516,954

Institutional Class Shares:
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	20,986,835
Net Asset Value, Per Share	$13.22

†	Includes market value of securities on loan of $26,065,423.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO FOR
THE SIX MONTHS ENDED
APRIL 30, 2011 (Unaudited)
STATEMENT OF OPERATIONS

Investment Income:
Dividends	$3,025,954
Interest	4,329
Income received from securities lending	47,603
Less: Foreign Taxes Withheld	(301,527)

Total Investment Income	2,776,359

Expenses:
Investment Advisory Fees	886,470
Administration Fees	151,310
Shareholder Servicing Fees	45,760
Chief Compliance Officer Fees	4,756
Trustees’ Fees	4,142
Transfer Agent Fees	36,339
Custodian Fees	35,669
Legal Fees	19,380
Printing Fees	12,585
Registration and Filing Fees	11,508
Audit Fees	9,393
Other Expenses	15,633

Total Expenses	1,232,945

Less:
Fees Paid Indirectly — Note 4	(41)

Net Expenses	1,232,904

Net Investment Income	1,543,455

Net Realized Gain (Loss) on:
Investments	4,214,536
Written Options	154,186
Foreign Currency Transactions	(11,265)

Net Realized Gain	4,357,457

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	23,613,747
Foreign Currency Transactions	(4,477)

Net Change in Unrealized Appreciation (Depreciation)	23,609,270

Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions	27,966,727

Net Increase in Net Assets Resulting from Operations	$29,510,182

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	April 30, 2011	October 31,
	(Unaudited)	2010
Operations:
Net Investment Income	$1,543,455	$3,826,316
Net Realized Gain (Loss) on Investments, Written Options and Foreign Currency Transactions	4,357,457	(812,572)
Net Change in Unrealized Appreciation on Investments, Written Options and Foreign Currency Transactions	23,609,270	18,861,125

Net Increase in Net Assets Resulting From Operations	29,510,182	21,874,869

Dividends:
Dividends from Net Investment Income	(3,717,780)	(3,724,437)

Total Dividends and Distributions	(3,717,780)	(3,724,437)

Capital Share Transactions:
Issued	13,570,726	23,867,611
Reinvestment of Distributions	3,644,786	3,477,793
Redemption Fees — Note 2	—	102
Redeemed	(10,329,076)	(3,765,279)

Net Increase in Net Assets From Capital Share Transactions	6,886,436	23,580,227

Total Increase in Net Assets	32,678,838	41,730,659

Net Assets:
Beginning of Period	244,838,116	203,107,457

End of Period (including Undistributed Net Investment Income of $986,780 and $3,161,105, respectively)	$277,516,954	$244,838,116

Shares Transactions:
Issued	1,088,990	2,152,452
Reinvestment of Distributions	301,720	304,004
Redeemed	(832,014)	(334,967)

Net Increase in Shares Outstanding From Share Transactions	558,696	2,121,489

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Period

	Six Months
	Ended
	April 30, 2011	Years Ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$11.99	$11.09	$8.48	$17.97	$15.68	$12.47

Income (Loss) from Investment Operations:
Net Investment Income*	0.07	0.20	0.17	0.34	0.34	0.29
Net Realized and Unrealized Gain (Loss)	1.34	0.90	2.79	(7.83)	3.47	3.12

Total from Investment Operations	1.41	1.10	2.96	(7.49)	3.81	3.41

Redemption Fees**	—	—	—	—	—	—

Dividends and Distributions:
Net Investment Income	(0.18)	(0.20)	(0.32)	(0.31)	(0.27)	(0.20)
Capital Gains	—	—	(0.03)	(1.69)	(1.25)	—

Total Dividends and Distributions	(0.18)	(0.20)	(0.35)	(2.00)	(1.52)	(0.20)

Net Asset Value, End of Period	$13.22	$11.99	$11.09	$8.48	$17.97	$15.68

Total Return†	11.93%	9.91%	36.34%	(46.49)%	26.19%	27.62%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$277,517	$244,838	$203,107	$160,770	$275,432	$243,248
Ratio of Expenses to Average Net Assets(1)	0.97%††	0.99%	1.01%	1.00%	0.99%	1.00%
Ratio of Net Investment Income to Average Net Assets	1.22%††	1.79%	1.91%	2.50%	2.10%	2.02%
Portfolio Turnover Rate	3%	9%	22%	25%	16%	13%

*	Per share calculations were performed using average shares for the period.

**	Amount represents less than $0.01 per share.

†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

††	Annualized.

(1)	The ratio of expenses to average net assets excludes the effects of fees paid indirectly. If there expense offsets were included, the ratio would be equal to the ratio presented.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2011 (Unaudited)
NOTES TO FINANCIAL STATEMENTS
1. Organization:
The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 39 portfolios. The financial statements herein are those of the McKee International Equity Portfolio, a diversified portfolio (the “Portfolio”). The investment objective of the Portfolio is long-term total return. The Portfolio invests primarily (at least 80% of its net assets) in equity securities of companies located in at least three countries other than the U.S. The financial statements of the remaining portfolios of the Trust are presented separately. The assets of each portfolio are segregated, and a shareholder’s interest is limited to the portfolio in which shares are held.
2. Significant Accounting Policies:
The following is a summary of the Significant Accounting Policies followed by the Portfolio.
Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Portfolio.
Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2011 (Unaudited)
maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Portfolio are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Portfolio seeks to obtain a bid price from at least one independent broker.
Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Portfolio’s Board of Trustees (the “Board”). The Portfolio’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.
Options for which the primary market is a national securities exchange are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price for long options and at the most recent ask price for written options. Options not traded on a national securities exchange are valued in accordance with Fair Value Procedures established by the Board.
For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Portfolio calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Portfolio calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Portfolio calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Portfolio becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2011 (Unaudited)
closing of the exchange or market on which the security or securities principally trade, but before the time at which the Portfolio calculates net asset value, it may request that a Committee meeting be called. In addition, the Portfolio’s Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Portfolio calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.
The Portfolio uses Interactive Data Pricing and Reference Data, Inc., (“Interactive Data”) as a third party fair valuation vendor. Interactive Data provides a fair value for foreign securities in the Portfolio based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Interactive Data in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Portfolio values its non- U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by Interactive Data. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by Interactive Data are not reliable, the Adviser contacts the Portfolio’s administrator and can request that a meeting of the Committee be held.
If a local market in which the Portfolio owns securities is closed for one or more days, the Portfolio shall value all securities held in that corresponding currency based on the fair value prices provided by Interactive Data using the predetermined confidence interval discussed above.
In accordance with GAAP, the Portfolio discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2011 (Unaudited)
Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:
•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolio has the ability to access at the measurement date;

•	Level 2 — Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).
Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Investments in Securities	Level 1	Level 2		Level 3	Total
Common Stock
AUSTRALIA	$14,389,446	$—		$—	$14,389,446
BRAZIL	3,340,000	—		—	3,340,000
CANADA	5,779,628	—		—	5,779,628
FRANCE	17,785,888	—		—	17,785,888
GERMANY	28,634,278	—		—	28,634,278
GREECE	4,152,573	—		—	4,152,573
HONG KONG	2,980,844	—		—	2,980,844
ISRAEL	4,573,000	—		—	4,573,000
ITALY	12,469,438	—		—	12,469,438
JAPAN	—	57,601,001	†	—	57,601,001
NETHERLANDS	3,329,736	—		—	3,329,736
NORWAY	5,422,350	—		—	5,422,350
PORTUGAL	3,668,328	—		—	3,668,328
SINGAPORE	4,902,434	—		—	4,902,434
SPAIN	22,346,448	—		—	22,346,448
SWEDEN	3,431,828	—		—	3,431,828
SWITZERLAND	17,553,285	—		—	17,553,285

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2011 (Unaudited)

Investments in
Securities (continued)	Level 1	Level 2		Level 3	Total
TAIWAN	$7,216,961	$—		$—	$7,216,961
UNITED KINGDOM	3,918,000	44,888,388	†	—	48,806,388

Total Common Stock	165,894,465	102,489,389		—	268,383,854

Short Term Investments	27,264,354	—		—	27,264,354
Repurchase Agreement	—	8,067,696		—	8,067,696

Total Investments in Securities	$193,158,819	$110,557,085		$—	$303,715,904

†	Represents securities trading outside the United States, the values of which were adjusted as a result of significant market movements following the close of local trading.
For the six-month period ended April 30, 2011, there have been no significant changes to the Portfolio’s fair valuation methodology.
Of the Level 2 investments presented above, equity investments amounting to $102,489,389 were considered Level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The Portfolio’s foreign equity securities may often be valued at an adjusted fair value amount. For the six-month period ended April 30, 2011, there were no Level 3 securities.
Federal Income Taxes — It is the Portfolio’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.
The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolio did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2011 (Unaudited)
Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Certain dividends from foreign securities will be recorded as soon as the Portfolio is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Repurchase Agreements — In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated category by an NRSRO, as determined by the Adviser. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.
Foreign Currency Translation — The books and records of the Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Portfolio does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid.
Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts to protect the value of securities

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2011 (Unaudited)
held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. As of April 30, 2011, the Portfolio had no open forward foreign currency contracts.
Written Options — When a covered put or call option is written in the Portfolio, an amount equal to the premium received by the Portfolio is included in the Portfolio’s Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written.
When a covered written call expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio will realize a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the call option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option will be extinguished. When a covered written call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying securities and the proceeds of the sale are increased by the premium originally received.
When a covered written put expires, or if the Portfolio enters into a closing purchase transaction, the Portfolio will realize a gain or loss on the option transaction and the liability related to such option is extinguished. When a put option is exercised, the Portfolio purchases the security, the cost of the security is reduced by the premium originally received, and no gain or loss is recognized. The Portfolio trades written option contracts with off-balance sheet risk in the normal course of its investment activities in order to manage exposure to market

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2011 (Unaudited)
risks. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio will write covered call options against equity positions as a hedging strategy.
Written Options Transactions — Written options transactions entered into during the six-month period ended April 30, 2011 are summarized as follows:

	Number of
	Contracts	Premium
Balance at November 1, 2010	1,540	$271,905
Written	—	—
Expired	(1,000)	(154,186)
Closing buys	(540)	(117,719)

Balance at April 30, 2011	—	$—

Expenses — Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed to a particular portfolio are apportioned among the portfolios of the Trust based on the number of portfolios and/or relative net assets.
Dividends and Distributions to Shareholders — The Portfolio distributes substantially all of its net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.
Redemption Fees — The Portfolio retains redemption fees of 1.00% on redemptions of capital shares held for less than 180 days. For the six-month period ended April 30, 2011 and the year ended October 31, 2010 there were $0 and $102, respectively, in redemption fees retained by the Portfolio.
3. Transactions with Affiliates:
Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust.
The services provided by the Chief Compliance Officer (“CCO”) and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2011 (Unaudited)
4. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:
The Portfolio and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administration services for an annual fee equal to the higher of $125,000 for one portfolio, $250,000 for two portfolios, $350,000 for three portfolios, plus $75,000 per additional portfolio, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% on assets between $500 million and $1 billion and 0.06% of any amount above $1 billion of the Portfolio’s average daily net assets.
The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.
Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Portfolio that are serviced by the financial representative. Such fees are paid by the Portfolio to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Portfolio’s transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by the C.S. McKee, L.P. (the “Adviser”). These fees are disclosed on the Statement of Operations as Shareholder Servicing Fees.
Union Bank, N.A. acts as custodian (the “Custodian”) for the Portfolio. The Custodian plays no role in determining the investment policies of the Portfolio or which securities are to be purchased or sold by the Portfolio.
DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement with the Trust.
During the six-month period ended April 30, 2011, the Portfolio earned cash management credits of $41 which were used to offset transfer agent expenses. This amount is labeled “Fees Paid Indirectly” on the Statement of Operations.
5. Investment Advisory Agreement:
Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.70% of the Portfolio’s average daily net assets.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2011 (Unaudited)
6. Investment Transactions:
For the six-month period ended April 30, 2011, the Portfolio made purchases of $14,069,385 and sales of $7,751,151 in investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long term U.S. Government securities.
7. Federal Tax Information:
The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing book and tax treatments for foreign currency transactions and reclasses of distributions.
The tax character of dividends and distributions paid during the last two fiscal years was as follows:

	Ordinary	Long-Term
	Income	Capital Gain	Total
2010	$3,724,437	$—	$3,724,437
2009	6,082,275	528,007	6,610,282
As of October 31, 2010, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income	$3,161,404
Undistributed Long-Term Capital Gains	—
Capital Loss Carryforwards	(11,849,623)
Unrealized Appreciation	53,312,080
Other Temporary Differences	(299)

Total Distributable Earnings	$44,623,562

Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2011 (Unaudited)
For Federal income tax purposes, capital loss carryforwards represent net realized losses of the Portfolio that may be carried forward for a maximum period of eight years and applied against future net capital gains. As of October 31, 2010, the Portfolio had the following capital loss carryforwards:

Year Expiring	Amount
2017	$11,072,968
2018	776,655

Total	$11,849,623

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held (excluding foreign currency) by the Portfolio at April 30, 2011, were as follows:

	Aggregate	Aggregate
	Gross	Gross	Net
Federal	Unrealized	Unrealized	Unrealized
Tax Cost	Appreciation	Depreciation	Appreciation
$226,728,221	$82,507,810	$(5,520,127)	$76,987,683
8. Concentration of Risks:
The Portfolio invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.
The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.
9. Other:
At April 30, 2011, 53% of total shares outstanding were held by three record shareholders each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of multiple underlying shareholders.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2011 (Unaudited)
In the normal course of business, the Portfolio enters into contracts that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.
10. Loans of Portfolio Securities:
The Portfolio may lend portfolio securities having a market value up to one-third of the Portfolio’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments. It is the Portfolio’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Portfolio if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Portfolio could also experience delays and costs in gaining access to the collateral. The Portfolio bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. As of April 30, 2011, the value of the securities on loan was $26,065,423.
11. Subsequent Events:
The Portfolio has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2011
DISCLOSURE OF PORTFOLIO EXPENSES (Unaudited)
All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.
Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.
The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The table on the next page illustrates your Portfolio’s costs in two ways:
• Actual Portfolio Return. This section helps you to estimate the actual expenses after fee waivers that your Portfolio incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Portfolio, and the “Ending Account Value” number is derived from deducting that expense cost from the Portfolio’s gross investment return.
You can use this information, together with the actual amount you invested in the Portfolio, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Portfolio under “Expenses Paid During Period.”
• Hypothetical 5% Return. This section helps you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Portfolio’s comparative cost by comparing the hypothetical result for your Portfolio in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.
Note: Because the return is set at 5% for comparison purposes — NOT your Portfolio’s actual return — the account values shown may not apply to your specific investment.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2011
DISCLOSURE OF PORTFOLIO EXPENSES (Unaudited) — concluded

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/10	4/30/11	Ratios	Period*

McKee International Equity Portfolio — Institutional Class Shares
Actual Portfolio Return	$1,000.00	$1,119.30	0.97%	$5.10
Hypothetical 5% Return	1,000.00	1,019.98	0.97	4.86

*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2011 (Unaudited)
BOARD CONSIDERATIONS IN RE-APPROVING THE ADVISORY AGREEMENT
Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund (the “Trust”) must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Portfolio; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Portfolio may submit to the Board, to help them decide whether to renew the Advisory Agreement for an additional year.
Prior to this year’s meeting held on February 15-16, 2011, the Board, including the Independent Trustees advised by their independent legal counsel, reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the investment performance of the Portfolio and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Portfolio; (iv) the extent to which economies of scale would be realized as the Portfolio grows; and (v) whether fee levels reflect these economies of scale for the benefit of Portfolio investors, as discussed in further detail below.
At the meeting, a representative from the Adviser, along with other Portfolio service providers, presented additional oral and written information to help the Board evaluate the Adviser’s fee and other aspects of the Advisory Agreement. Among other things, the representative provided an overview of the Adviser, including its history, assets under management, ownership structure, client base, investment personnel and philosophy, business plan, execution quality and soft dollar policies, and risk management. The Adviser’s representative also reviewed the Portfolio’s composition with respect to country and sector weightings, as well as the Portfolio’s top ten holdings. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser’s oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement, and

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2011 (Unaudited)
did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.
Nature, Extent, and Quality of Services Provided by the Adviser
In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Portfolio, including the quality and continuity of the Adviser’s portfolio management personnel. The most recent investment adviser registration form (“Form ADV”) for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Portfolio.
The Trustees also considered other services to be provided to the Portfolio by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Portfolio’s investment restrictions, and monitoring compliance with various Portfolio policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolio by the Adviser.
Investment Performance of the Portfolio and the Adviser
The Board was provided with information regarding the Portfolio’s performance since the Advisory Agreement was last renewed, as well as information regarding the Portfolio’s performance since its inception. The Board also compared the Portfolio’s performance to its benchmark index and other similar mutual funds over various periods of time. At the meeting, a representative from the Adviser provided information regarding and led a discussion of factors impacting the performance of the Portfolio over the past year, outlining current market conditions and explaining the Adviser’s expectations and strategies for the future. The Board noted that the Portfolio’s performance was comparable to that of its benchmark index. Based on this information, the Board concluded that it was satisfied with the investment results that the Adviser had been able to achieve for the Portfolio.
Costs of Advisory Services, Profitability and Economies of Scale
In concluding that the advisory fee payable by the Portfolio was reasonable, the Trustees reviewed a report of the advisory fees paid by the Portfolio to the Adviser as well as the costs of services provided by and the profits realized by the Adviser from its relationship with the Portfolio, and concluded that such profits were not excessive. The Trustees also reviewed reports comparing the expense ratio and

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2011 (Unaudited)
advisory fee paid by the Portfolio to those paid by other comparable mutual funds and noted that the Portfolio’s total fees and expenses were below the average fees and expenses incurred by other peer funds. The Board concluded that the advisory fee was the result of arm’s length negotiations and appeared reasonable in light of the services rendered. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not conclude that such economies of scale had yet been achieved with respect to the Portfolio.
Based on the Board’s deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the services that the Adviser provides to the Portfolio; and (c) agreed to renew the Advisory Agreement for another year.

NOTES

NOTES

McKee International Equity Portfolio
P.O. Box 219009
Kansas City, MO 64121
866-625-3346
Adviser:
C.S. McKee, L.P.
One Gateway Center
Pittsburgh, PA 15222
Distributor:
SEI Investments Distribution Co.
Oaks, PA 19456
Administrator:
SEI Investments Global Funds Services
Oaks, PA 19456
Legal Counsel:
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave., N.W.
Washington, DC 20004
This information must be preceded or accompanied by a current prospectus for the Portfolio described.
CSM-SA-001-1000

Item 2. Code of Ethics.
Not applicable for semi-annual report.
Item 3. Audit Committee Financial Expert.
Not applicable for semi-annual report.
Item 4. Principal Accountant Fees and Services.
Not applicable for semi-annual report.
Item 5. Audit Committee of Listed Registrants.
Not applicable to open-end management investment companies.
Item 6. Schedule of Investments
Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment
Companies.
Not applicable to open-end management investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.
Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.
Not applicable to open-end management investment companies.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.
Item 11. Controls and Procedures.
(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Items 12. Exhibits.
(a)(1) Not applicable for semi-annual report.
(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.
(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)*	/S/ Philip T. Masterson

Philip T. Masterson, President
Date: 07/08/11
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ Philip T. Masterson

Philip T. Masterson, President

Date: 07/08/11

By (Signature and Title)*	/s/ Michael Lawson

Michael Lawson, Treasurer, Controller & CFO
Date: 07/08/11

*	Print the name and title of each signing officer under his or her signature.